Exhibit 99.4

Rebuttal Findings 08.10.2026

Seller:

Deal ID:

Total Loan Count: 462

Loans by Grade in Population
Loan Grade	Count	Percentage
1	410	88.74%
2	18	3.90%
3	34	7.36%

Trade Summary
Loan Status	Count	Percentage
Review Complete	455	98.48%
In Rebuttal	7	1.52%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	4	3	2	1
3	37	7	7	0	7	0	0	0	34	0	0
2	18	0	0	0	0	0	0	0	0	18	0
1	407	0	0	0	0	0	0	0	0	0	410

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	4	3	2	4	3	2	1
Compliance	19	0	2	17	0	0	17	2
NC rate spread home loan test -	17	0	0	17	0	0	17	0
Security Instrument -Name Discrepancy	2	0	2	0	0	0	0	2
Credit	5	0	5	0	0	0	0	5
Paystub Missing	1	0	1	0	0	0	0	1
Truv verification doc Missing	1	0	1	0	0	0	0	1
Docs Missing	3	0	3	0	0	0	0	3
Valuation	36	0	34	2	0	34	2	0
Appraisal - Value is not supported within a 10% variance	34	0	32	2	0	32	2	0
The secondary valuation document is missing in the package	1	0	1	0	0	1	0	0